FRANKLIN TEMPLETON

ONE FRANKLIN PARKWAY

SAN MATEO, CA 94403-1906

January 4, 2021

Filed Via EDGAR (CIK #0000872625)

Securities and Exchange Commission

100 F Street NE

Washington, DC 20549

     RE:  FRANKLIN STRATEGIC SERIES

          File Nos. 033-39088 and 811-06243

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 114 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on December 28, 2020.

Sincerely yours,

FRANKLIN STRATEGIC SERIES

/s/Steven J. Gray

Steven J. Gray

Vice President and Co-Secretary

SJG/na